Derivative financial instruments (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Other comprehensive income	$ 14,130
Profit or loss		$ 13,127